Exhibit 99.1

World Omni Auto Receivables Trust 2019-B
Monthly Servicer Certificate
October 31, 2021

Dates Covered
Collections Period	10/01/21 - 10/31/21
Interest Accrual Period	10/15/21 - 11/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/21	244,208,740.63	16,808
Yield Supplement Overcollateralization Amount 09/30/21	7,770,682.20	0
Receivables Balance 09/30/21	251,979,422.83	16,808
Principal Payments	13,010,809.85	408
Defaulted Receivables	209,049.34	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/21	7,200,075.91	0
Pool Balance at 10/31/21	231,559,487.73	16,385

Pool Statistics	$ Amount	# of Accounts
Pool Factor	27.15%
Prepayment ABS Speed	1.41%
Aggregate Starting Principal Balance	879,483,109.18	36,170

Delinquent Receivables:
Past Due 31-60 days	2,128,460.02	106
Past Due 61-90 days	656,792.24	33
Past Due 91-120 days	131,066.69	8
Past Due 121+ days	0.00	0
Total	2,916,318.95	147

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.22%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.33%
Delinquency Trigger Occurred	NO

Recoveries	276,395.12
Aggregate Net Losses/(Gains) - October 2021	(67,345.78)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.32%
Prior Net Losses/(Gains) Ratio	0.56%
Second Prior Net Losses/(Gains) Ratio	0.31%
Third Prior Net Losses/(Gains) Ratio	-0.29%
Four Month Average	0.07%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.78%

Overcollateralization Target Amount	4,150,650.57
Actual Overcollateralization	4,150,650.57
Weighted Average Contract Rate	4.22%
Weighted Average Contract Rate, Yield Adjusted	6.39%
Weighted Average Remaining Term	37.05

Flow of Funds	$ Amount
Collections	14,140,538.18
Investment Earnings on Cash Accounts	56.87
Servicing Fee	(209,982.85)
Transfer to Collection Account	-
Available Funds	13,930,612.20

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	440,920.79
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,345.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	31,436.25
(7) Noteholders' Third Priority Principal Distributable Amount	8,498,602.33
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,150,650.57
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	749,657.26

Total Distributions of Available Funds	13,930,612.20

Servicing Fee	209,982.85
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	790,700,000.00
Original Class B	24,900,000.00
Original Class C	12,450,000.00

Total Class A, B, & C
Note Balance @ 10/15/21	240,058,090.06
Principal Paid	12,649,252.90
Note Balance @ 11/15/21	227,408,837.16

Class A-1
Note Balance @ 10/15/21	0.00
Principal Paid	0.00
Note Balance @ 11/15/21	0.00
Note Factor @ 11/15/21	0.0000000%

Class A-2
Note Balance @ 10/15/21	0.00
Principal Paid	0.00
Note Balance @ 11/15/21	0.00
Note Factor @ 11/15/21	0.0000000%

Class A-3
Note Balance @ 10/15/21	120,888,090.06
Principal Paid	12,649,252.90
Note Balance @ 11/15/21	108,238,837.16
Note Factor @ 11/15/21	40.2464628%

Class A-4
Note Balance @ 10/15/21	81,820,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	81,820,000.00
Note Factor @ 11/15/21	100.0000000%

Class B
Note Balance @ 10/15/21	24,900,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	24,900,000.00
Note Factor @ 11/15/21	100.0000000%

Class C
Note Balance @ 10/15/21	12,450,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	12,450,000.00
Note Factor @ 11/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	531,702.04
Total Principal Paid	12,649,252.90
Total Paid	13,180,954.94

Class A-1
Coupon	2.54330%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.63000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.59000%
Interest Paid	260,916.79
Principal Paid	12,649,252.90
Total Paid to A-3 Holders	12,910,169.69

Class A-4
Coupon	2.64000%
Interest Paid	180,004.00
Principal Paid	0.00
Total Paid to A-4 Holders	180,004.00

Class B
Coupon	2.86000%
Interest Paid	59,345.00
Principal Paid	0.00
Total Paid to B Holders	59,345.00

Class C
Coupon	3.03000%
Interest Paid	31,436.25
Principal Paid	0.00
Total Paid to C Holders	31,436.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.6421134
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.2759530
Total Distribution Amount	15.9180664

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.9701673
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	47.0337358
Total A-3 Distribution Amount	48.0039031

A-4 Interest Distribution Amount	2.2000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2000000

B Interest Distribution Amount	2.3833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.3833333

C Interest Distribution Amount	2.5250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.5250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	671.87
Noteholders' Principal Distributable Amount	328.13

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/21	2,075,325.29
Investment Earnings	46.00
Investment Earnings Paid	(46.00)
Deposit/(Withdrawal)	-
Balance as of 11/15/21	2,075,325.29
Change	-

Required Reserve Amount	2,075,325.29

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$796,643.99	$987,990.95	$849,784.52
Number of Extensions	37	47	42
Ratio of extensions to Beginning of Period Receivables Balance	0.32%	0.37%	0.30%